UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tracer Capital Management L.P.
Address: 540 Madison Avenue
         33rd Floor
         New York, NY  10022

13F File Number:  28-11142

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tom Perrone
Title:     Chief Financial Officer
Phone:     (212) 419-4254

Signature, Place, and Date of Signing:

     /s/ Tom Perrone     New York, NY     February 17, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $188,601 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101    14820   982075 SH       SOLE                   982075        0        0
BROADCOM CORP                  CL A             111320107     3712   218712 SH       SOLE                   218712        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    16668   922905 SH       SOLE                   922905        0        0
F5 NETWORKS INC                COM              315616102    12912   564829 SH       SOLE                   564829        0        0
FIRST SOLAR INC                COM              336433107    18862   136720 SH       SOLE                   136720        0        0
GANNETT INC                    COM              364730101     1011   126347 SH       SOLE                   126347        0        0
GENERAL CABLE CORP DEL NEW     COM              369300108     8949   505876 SH       SOLE                   505876        0        0
IPCS INC                       COM NEW          44980Y305     9480  1381941 SH       SOLE                  1381941        0        0
JUNIPER NETWORKS INC           COM              48203R104     4728   270000 SH       SOLE                   270000        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100      949  1355481 SH       SOLE                  1355481        0        0
LOOPNET INC                    COM              543524300     5938   870604 SH       SOLE                   870604        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    17241  2584929 SH       SOLE                  2584929        0        0
MERCADOLIBRE INC               COM              58733R102     2776   169153 SH       SOLE                   169153        0        0
MICRON TECHNOLOGY INC          COM              595112103    12013  4550249 SH       SOLE                  4550249        0        0
NETAPP INC                     COM              64110D104    17097  1223814 SH       SOLE                  1223814        0        0
NOVATEL WIRELESS INC           COM NEW          66987M604     2242   483224 SH       SOLE                   483224        0        0
NOVELLUS SYS INC               COM              670008101     3113   252247 SH       SOLE                   252247        0        0
ON SEMICONDUCTOR CORP          COM              682189105    27359  8046833 SH       SOLE                  8046833        0        0
RESEARCH IN MOTION LTD         COM              760975102     2574    63440 SH       SOLE                    63440        0        0
SIRIUS XM RADIO INC            COM              82967N108      996  8301139 SH       SOLE                  8301139        0        0
SYNOPSYS INC                   COM              871607107     5161   278657 SH       SOLE                   278657        0        0